16. Intangible assets (Details Narrative) - Software [Member]	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Amortization rate	10.82%
Description of discount and growth rate	The discount rate used to cash flow projections was 8.4% (10.1% in 2018), and the cash flows exceeding the three-year period are extrapolated using a 4.8% growth rate (5.5% on December 31, 2018).
Description of sensitivity analysis	Sensitivity analysis was made for a 0.5 percentage points increase / decrease in the discount rate and growth rate.
Bottom Of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	5 years
Top Of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	10 years